Basic and Diluted Net Income/(Loss) Per Share	12 Months Ended
Dec. 31, 2019
Basic and Diluted Net Income/(Loss) Per Share
Basic and Diluted Net Income/(Loss) Per Share

16. Basic and Diluted Net Income/(Loss) Per Share

Basic and diluted net income/(loss) per share for the years ended December 31, 2017, 2018 and 2019 have been calculated in accordance with ASC 260 as follows:

	For the years ended
	December 31,
	2017	2018	2019
Net income/(loss) per ordinary share-basic:
Numerator (RMB’000):
Net income/(loss) attributable to 36Kr Holdings Inc.	7,923	40,518	(25,911)
Accretion on redeemable non‑controlling interests to redemption value	—	(1,025)	(1,808)
Accretion of convertible redeemable preferred shares to redemption value	(2,834)	(120,060)	(449,130)
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	—	—	(26,787)
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	—	—	(309,984)
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	—	—	(36,977)
Net loss attributable to non-controlling interests	—	—	156
Undistributed earnings attributable to preferred shareholders of the Company	(2,996)	—	—
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.— basic	2,093	(80,567)	(850,441)
Denominator:
Weighted average number of ordinary shares outstanding	272,406,578	292,731,461	368,159,249
Denominator used in computing net income/(loss) per share–basic	272,406,578	292,731,461	368,159,249
Net income/(loss) per ordinary share: –basic (RMB)	0.008	(0.275)	(2.310)
Net income/(loss) per ordinary share–diluted:
Numerator (RMB’000):
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.— basic	2,093	(80,567)	(850,441)
Net income/(loss) attributable to ordinary shareholders — diluted	2,093	(80,567)	(850,441)
Denominator:
Denominator used in computing net income/(loss) per share–basic	272,406,578	292,731,461	368,159,249
Share‑based awards	41,316,670	—	—
Denominator used in computing net income/(loss) per share — diluted	313,723,248	292,731,461	368,159,249
Net income/(loss) per ordinary share—diluted (RMB)	0.007	(0.275)	(2.310)

Basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2018 and 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260 due to the anti‑dilutive effect. The effects of all outstanding restricted share units and share options granted have also been excluded from the computation of diluted loss per share for the year ended December 31, 2018 and 2019 as their effects would be anti‑dilutive.

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	For the years ended
	December 31,
	2017	2018	2019
Preferred Shares	389,591,313	544,794,837	518,830,264
Share‑based awards	—	49,964,670	30,484,784
Total	389,591,313	594,759,507	549,315,048